Risk management - Foreign currency exposures banking books (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trading income (expense) [line items]
Net banking currency exposures banking books	€ 15,834	€ 16,849
Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	29,509	28,024
Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(13,675)	(11,175)
US Dollar
Trading income (expense) [line items]
Net banking currency exposures banking books	6,429	6,921
US Dollar | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	11,251	10,337
US Dollar | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(4,823)	(3,416)
British Pound
Trading income (expense) [line items]
Net banking currency exposures banking books	1,190	1,503
British Pound | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	1,674	1,659
British Pound | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(484)	(156)
Polish Zloty
Trading income (expense) [line items]
Net banking currency exposures banking books	2,677	2,722
Polish Zloty | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	4,292	3,976
Polish Zloty | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(1,616)	(1,254)
Australian Dollar
Trading income (expense) [line items]
Net banking currency exposures banking books	1,212	1,346
Australian Dollar | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	3,373	3,620
Australian Dollar | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(2,161)	(2,273)
Turkish Lira
Trading income (expense) [line items]
Net banking currency exposures banking books	557	517
Turkish Lira | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	557	517
Turkish Lira | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	0	0
Chinese Yuan
Trading income (expense) [line items]
Net banking currency exposures banking books	1,609	1,466
Chinese Yuan | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	2,439	1,815
Chinese Yuan | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(830)	(348)
Russian Rouble
Trading income (expense) [line items]
Net banking currency exposures banking books	396	375
Russian Rouble | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	396	375
Russian Rouble | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	0	0
Romanian Leu
Trading income (expense) [line items]
Net banking currency exposures banking books	736	761
Romanian Leu | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	913	895
Romanian Leu | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(176)	(134)
Thai Baht
Trading income (expense) [line items]
Net banking currency exposures banking books	428	431
Thai Baht | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	1,266	1,128
Thai Baht | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(838)	(697)
Other currency
Trading income (expense) [line items]
Net banking currency exposures banking books	599	806
Other currency | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	3,346	3,704
Other currency | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	€ (2,748)	€ (2,897)